Investment Securities - Summary of Available for Sale Securities With Unrealized Losses (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Available For Sale Securities [Line Items]
Less than Twelve Months Unrealized Losses	$ (1,017)	$ (406)	$ (422)
Less than Twelve Months Estimated Fair Value	39,017	32,683	26,695
Twelve Months or More Unrealized Losses	(605)	(402)	(90)
Twelve Months or More Estimated Fair Value	17,398	17,636	2,504
Total Unrealized Losses	(1,622)	(808)	(512)
Total Estimated Fair Value	56,415	50,319	29,199
Held to maturity, Less than Twelve Months Unrealized Losses	(147)	(19)
Held to maturity, Less than Twelve Months Estimated Fair Value	4,674	2,232
Held to maturity, Total Unrealized Losses	(147)	(19)
Held to maturity, Total Estimated Fair Value	4,674	2,232
Municipal Securities
Schedule Of Available For Sale Securities [Line Items]
Held to maturity, Less than Twelve Months Unrealized Losses	(147)	(19)
Held to maturity, Less than Twelve Months Estimated Fair Value	4,674	2,232
Held to maturity, Total Unrealized Losses	(147)	(19)
Held to maturity, Total Estimated Fair Value	4,674	2,232
Government Agency Securities
Schedule Of Available For Sale Securities [Line Items]
Less than Twelve Months Unrealized Losses	(112)	(32)	(136)
Less than Twelve Months Estimated Fair Value	3,873	4,039	5,317
Twelve Months or More Unrealized Losses	(152)	(120)
Twelve Months or More Estimated Fair Value	3,609	3,777
Total Unrealized Losses	(264)	(152)	(136)
Total Estimated Fair Value	7,482	7,816	5,317
Government Sponsored Agencies
Schedule Of Available For Sale Securities [Line Items]
Less than Twelve Months Unrealized Losses	(786)	(359)	(221)
Less than Twelve Months Estimated Fair Value	25,484	23,609	16,231
Twelve Months or More Unrealized Losses	(385)	(249)	(90)
Twelve Months or More Estimated Fair Value	11,852	11,887	2,504
Total Unrealized Losses	(1,171)	(608)	(311)
Total Estimated Fair Value	37,336	35,496	18,735
Corporate Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Less than Twelve Months Unrealized Losses	(119)	(15)	(65)
Less than Twelve Months Estimated Fair Value	9,660	5,035	5,147
Twelve Months or More Unrealized Losses	(68)	(33)
Twelve Months or More Estimated Fair Value	1,937	1,972
Total Unrealized Losses	(187)	(48)	(65)
Total Estimated Fair Value	$ 11,597	$ 7,007	$ 5,147